7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 48,800,610	$ 48,806,565
USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	48,268,174	48,272,127
Australia [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	532,436	534,438
Ann Mason [Member] | USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	47,494,176	47,495,218
Lordsburg [Member] | USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	492,319	494,171
Other [Property] | USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	281,679	282,738
Blue Rose JV [Member] | Australia [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 532,436	$ 534,438